Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Summary of Tax Credit

TAX CREDIT FOR THE PERIOD	2020	2021	2022
Current income credit / (tax)
- Current year	$10,320	$(4,087)	$(8,279)
- Prior years	(767)	—	3,484
Total current income credit / (tax)	9,553	(4,087)	(4,795)
Deferred income tax credit
- Current year	393	1,243	475
- Prior years	—	—	—
Total deferred income credit	393	1,243	475
Total income tax credit/(expense)	$9,946	$(2,844)	$(4,320)

Summary of Reconciliation of Effective Tax Rate

Reconciliation of effective tax rate:

	2020	2021	2022
Loss for the period before taxation	$250,943	$97,911	$443,285
Tax benefit at standard U.K. rate at 19%	47,679	18,603	84,224
Difference in overseas tax rates	145	(700)	(1,140)
Expenses not deductible for tax purposes	(5,389)	7,359	(66)
Tax losses for which no deferred tax asset was recognized	(37,694)	(21,887)	(83,789)
Share-based payment (not deductible for tax purposes)	(572)	(6,443)	(6,690)
Research and development credit	4,804	—	3,484
Adjustments for prior year	767	—	—
Other timing differences and adjustments	206	224	(343)
Income tax credit/(expense)	$9,946	$(2,844)	$(4,320)
Effective tax rate	4%	-3%	-1%